Bank Balances and Cash (Details)	Dec. 31, 2020 USD ($)
Disclosure of cash and bank balances at central banks [text block] [Abstract]
Restricted bank accounts	$ 41,899,965
Liquidity account	8,500,000
Construction funding account	24,999,963
Debt service retention account	8,400,000
Funding account withdrawn limit	5,000,000
Cash and cash equivalent	$ 15,000,000